Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 828	$ 830	$ 858
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,077	2,272	2,215
Allowance for equity funds used during construction	(101)	(107)	(87)
Deferred income taxes and tax credits, net	1,075	648	544
Disallowed capital expenditures	196	353	0
Other	355	290	326
Effect of changes in operating assets and liabilities:
Accounts receivable	(152)	(40)	(288)
Inventories	(10)	(24)	(63)
Accounts payable	113	4	65
Income taxes receivable/payable	(363)	(132)	(103)
Other current assets and liabilities	(469)	262	23
Regulatory assets, liabilities, and balancing accounts, net	(202)	291	(100)
Other noncurrent assets and liabilities	80	243	349
Net cash provided by operating activities	3,427	4,882	3,739
Cash Flows from Investing Activities
Capital expenditures	(5,207)	(4,624)	(4,038)
Decrease in restricted cash	29	50	200
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,619	1,133	1,928
Purchases of nuclear decommissioning trust investments	(1,604)	(1,189)	(1,963)
Other	56	104	(113)
Net cash provided by (used in) investing activities	(5,107)	(4,526)	(3,986)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	140	120	358
Repayments under revolving credit facilities	0	0	(358)
Net issuances (repayments) of commercial paper, net of discount of $2, $3, and $4 at respective dates	542	(1,021)	782
Proceeds from issuance of short-term debt	0	0	250
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs of $18, $13, and $8 at respective dates	1,532	1,137	792
Short-term debt matured	0	(250)	(250)
Long-term debt matured or repurchased	(861)	(50)	(700)
Energy recovery bonds matured	0	(423)	(404)
Common stock issued	1,045	751	662
Common stock dividends paid	(782)	(746)	(704)
Other	(41)	14	41
Net cash provided by (used in) financing activities	1,575	(468)	469
Net change in cash and cash equivalents	(105)	(112)	222
Cash and cash equivalents at January 1	401	513	291
Cash and cash equivalents at December 31	296	401	513
Cash received (paid) for:
Interest, net of amounts capitalized	(623)	(594)	(647)
Income taxes, net	(41)	114	(42)
Supplemental disclosures of noncash investing and financing activities
Common stock dividends declared but not yet paid	208	196	188
Capital expenditures financed through accounts payable	322	362	308
Noncash common stock issuances	22	22	24
Terminated Capital Leases	0	136	0
Pacific Gas And Electric Company [Member]
Cash Flows from Operating Activities
Net income	866	811	845
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,077	2,272	2,215
Allowance for equity funds used during construction	(101)	(107)	(87)
Deferred income taxes and tax credits, net	1,103	684	582
Disallowed capital expenditures	196	353	0
Other	299	236	289
Effect of changes in operating assets and liabilities:
Accounts receivable	(152)	(40)	(227)
Inventories	(10)	(24)	(63)
Accounts payable	99	(26)	51
Income taxes receivable/payable	(377)	(50)	(192)
Other current assets and liabilities	(404)	272	36
Regulatory assets, liabilities, and balancing accounts, net	(202)	291	(100)
Other noncurrent assets and liabilities	22	256	414
Net cash provided by operating activities	3,416	4,928	3,763
Cash Flows from Investing Activities
Capital expenditures	(5,207)	(4,624)	(4,038)
Decrease in restricted cash	29	50	200
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,619	1,133	1,928
Purchases of nuclear decommissioning trust investments	(1,604)	(1,189)	(1,963)
Other	21	16	14
Net cash provided by (used in) investing activities	(5,142)	(4,614)	(3,859)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	0	0	208
Repayments under revolving credit facilities	0	0	(208)
Net issuances (repayments) of commercial paper, net of discount of $2, $3, and $4 at respective dates	542	(1,021)	782
Proceeds from issuance of short-term debt	0	0	250
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs of $18, $13, and $8 at respective dates	1,532	1,137	792
Short-term debt matured	0	(250)	(250)
Long-term debt matured or repurchased	(861)	(50)	(700)
Energy recovery bonds matured	0	(423)	(404)
Preferred stock dividends paid	(14)	(14)	(14)
Common stock dividends paid	(716)	(716)	(716)
Equity contribution	1,140	885
Other	(26)	28	54
Net cash provided by (used in) financing activities	1,597	(424)	349
Net change in cash and cash equivalents	(129)	(110)	253
Cash and cash equivalents at January 1	194	304	51
Cash and cash equivalents at December 31	65	194	304
Cash received (paid) for:
Interest, net of amounts capitalized	(600)	(574)	(627)
Income taxes, net	(62)	174	(50)
Supplemental disclosures of noncash investing and financing activities
Capital expenditures financed through accounts payable	322	362	308
Terminated Capital Leases	$ 0	$ 136	$ 0